Consolidated Statement of Cash Flow - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
OPERATING ACTIVITIES
Earnings from continuing operations	$ 1,391		$ 5,687
Adjustments for:
Depreciation	140		177
Share of post-tax losses (earnings) in equity method investments	432		(6,240)
Net gains on disposals of businesses and investments	(217)		(5)
Deferred tax	(80)		662
Other	(276)		135
Changes in working capital and other items	8		832
Operating cash flows from continuing operations	1,982		1,841
Operating cash flows from discontinued operations	(67)		(68)
Net cash provided by operating activities	1,915		1,773
INVESTING ACTIVITIES
Acquisitions, net of cash acquired	(191)		(18)
Proceeds from disposals of businesses and investments	216		28
Dividend from sale of LSEG shares	43		994
Capital expenditures	(595)		(487)
Other investing activities	88		81
Taxes paid on sale of Refinitiv and LSEG shares	(7)		(850)
Investing cash flows from continuing operations	(446)		(252)
Investing cash flows from discontinued operations	(16)		(252)
Net cash used in investing activities	(462)		(504)
FINANCING ACTIVITIES
Net borrowings under short-term loan facilities	1,042
Payments of lease principal	(65)		(109)
Repurchases of common shares	(1,282)		(1,400)
Other financing activities	(14)		11
Net cash used in financing activities	(1,156)		(2,273)
Translation adjustments	(6)		(5)
Increase (decrease) in cash and cash equivalents	291		(1,009)
Cash and cash equivalents at beginning of period	778	[1]	1,787
Cash and cash equivalents at end of period	1,069		778	[1]
Supplemental cash flow information is provided in note 28.
Interest paid, net of debt-related hedges	(168)		(165)
Interest received	8		3
Income taxes paid	(216)		(1,066)
Preference shares [member]
FINANCING ACTIVITIES
Dividends paid	(3)		(2)
Common shares [member]
FINANCING ACTIVITIES
Dividends paid	(834)		(773)
Computer software [member]
Adjustments for:
Amortization expense	485		474
Other identifiable intangible assets [member]
Adjustments for:
Amortization expense	$ 99		$ 119

[1]	Amounts have been reclassified to reflect the current presentation.